Average Annual Total Returns - Allspring U.S. Equity Funds - Classes A,C,R6, Administrator & Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Disciplined Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.62%
Disciplined Small Cap Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.16%	8.94%	8.99%
Performance Inception Date		Jul. 31, 2018
Disciplined Small Cap Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.12%	8.38%	6.48%
Performance Inception Date		Jul. 31, 2018
Disciplined Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.26%	6.97%	6.39%
Performance Inception Date		Jul. 31, 2018
Disciplined Small Cap Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.31%	10.53%	9.86%
Performance Inception Date	[1]	Oct. 31, 2016
Disciplined Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			18.32%	10.42%	9.80%
Performance Inception Date		Oct. 31, 2014
Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Index Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.63%	12.58%	13.61%
Performance Inception Date		Nov. 04, 1998
Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.88%	10.42%	10.07%
Performance Inception Date		Nov. 04, 1998
Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	9.58%	9.95%
Performance Inception Date		Nov. 04, 1998
Index Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			15.47%	13.06%	13.61%
Performance Inception Date		Apr. 30, 1999
Index Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			17.57%	14.13%	14.50%
Performance Inception Date		Feb. 14, 1985
Special Small Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Special Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	9.27%
Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(8.68%)	4.88%	7.34%
Performance Inception Date		May 07, 1993
Special Small Cap Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(10.33%)	3.25%	6.06%
Performance Inception Date		May 07, 1993
Special Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.94%)	3.67%	5.74%
Performance Inception Date		May 07, 1993
Special Small Cap Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(2.70%)	6.59%	8.44%
Performance Inception Date		Oct. 31, 2014
Special Small Cap Value Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			(3.04%)	6.23%	8.07%
Performance Inception Date		Jul. 23, 1996
Special Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			(2.81%)	6.48%	8.34%
Performance Inception Date		Jul. 30, 2010

[1]
2.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.